Parent Company Only Condensed Financial Information (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income	$ 945	$ 1,371	$ 1,042	$ 927	$ 831	$ 1,146	$ 487	$ 778	$ 4,285	$ 3,242
Adjustments to reconcile net income to net cash from operating activities:
Accrued interest receivable and other assets									52	733
Change in other liabilities									118	(174)
Net cash from operating activities									8,081	6,529
Cash flows from investing activities
Net change in interest-earning time deposits at other financial institutions									(7,141)
Purchases of securities available for sale									(41,425)	(66,408)
Net cash from investing activities									(20,064)	(30,499)
Cash flows from financing activities
Net proceeds from stock offering									26,344
Purchase of shares by ESOP pursuant to reorganization									(2,241)
Purchase of treasury stock										(134)
Dividends paid on common stock									(807)	(186)
Net cash from financing activities									10,694	26,248
Net change in cash and cash equivalents									(1,289)	2,278
Cash and cash equivalents at beginning of year				8,146				5,868	8,146	5,868
Cash and cash equivalents at end of year	6,857				8,146				6,857	8,146
Parent Company [Member]
Cash flows from operating activities
Net income									4,285	3,242
Adjustments to reconcile net income to net cash from operating activities:
Amortization of net premiums on securities available for sale									4
Equity in undistributed income or net income of banking subsidiary									(4,569)	(1,259)
Accrued interest receivable and other assets									339	(385)
Change in other liabilities									(14)	11
Net cash from operating activities									45	1,609
Cash flows from investing activities
Net change in ESOP loan receivable									(1,987)	73
Net change in interest-earning time deposits at other financial institutions									(2,976)
Purchases of securities available for sale									(4,849)
Net cash from investing activities									(9,812)	73
Cash flows from financing activities
Capital contribution to the bank									(12,905)
Net proceeds from stock offering									26,344
Purchase of treasury stock										(134)
Dividends paid on common stock									(807)	(186)
Net cash from financing activities									10,391	(320)
Net change in cash and cash equivalents									624	1,362
Cash and cash equivalents at beginning of year				2,032				670	2,032	670
Cash and cash equivalents at end of year	$ 2,656				$ 2,032				$ 2,656	$ 2,032